Cover	Apr. 19, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 19, 2023
Entity Registrant Name	LEVI STRAUSS & CO.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-0905160
Entity Address, Address Line One	1155 Battery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	501-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Entity Emerging Growth Company	false
Trading Symbol	LEVI
Amendment Flag	false
Security Exchange Name	NYSE
Entity Central Index Key	0000094845
Entity File Number	001-06631
Current Fiscal Year End Date	--11-27